Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

(11) Commitments and Contingencies

Environmental Matters

The Company is subject to federal, state and local environmental laws and regulations. The Company does not anticipate any expenditures to comply with such laws and regulations that would have a material impact on the Company’s consolidated financial position, results of operations or liquidity. The Company believes that its operations comply, in all material respects, with applicable federal, state and local environmental laws and regulations.

Litigation, Claims and Contingencies

The Company may become party to various legal actions that arise in the ordinary course of its business. The Company is also subject to audit by tax and other authorities for varying periods in various federal, state and local jurisdictions, and disputes may arise during the course of these audits. It is impossible to determine the ultimate liabilities that the Company may incur resulting from any of these lawsuits, claims, proceedings, audits, commitments, contingencies and related matters or the timing of these liabilities, if any. If these matters were to ultimately be resolved unfavorably, it is possible that such an outcome could have a material adverse effect upon the Company’s consolidated financial position, results of operations, or liquidity. The Company, does not, however, anticipate such an outcome and it believes the ultimate resolution of these matters will not have a material adverse effect on the Company’s consolidated financial position, results of operations, or liquidity. Additionally, the Company currently expenses all legal costs as they are incurred.

(14) Commitments and Contingencies

Environmental Matters

The Company is subject to federal, state and local environmental laws and regulations. The Company does not anticipate any expenditures to comply with such laws and regulations that would have a material impact on the Company’s consolidated financial position, results of operations or liquidity. The Company believes that its operations comply, in all material respects, with applicable federal, state and local environmental laws and regulations.

Litigation, Claims and Contingencies

The Company may become party to various legal actions that arise in the ordinary course of its business. The Company is also subject to audit by tax and other authorities for varying periods in various federal, state and local jurisdictions, and disputes may arise during the course of these audits. It is impossible to determine the ultimate liabilities that the Company may incur resulting from any of these lawsuits, claims, proceedings, audits, commitments, contingencies and related matters or the timing of these liabilities, if any. If these matters were to ultimately be resolved unfavorably, it is possible that such an outcome could have a material adverse effect upon the Company’s consolidated financial position, results of operations, or liquidity. The Company, does not, however, anticipate such an outcome and it believes the ultimate resolution of these matters will not have a material adverse effect on the Company’s consolidated financial position, results of operations, or liquidity. Additionally, the Company currently expenses all legal costs as they are incurred.

Operating Leases

In 2014, the Company entered into a five year noncancelable operating lease for an office in Denver, Colorado. The total rent expense incurred under the lease for the years ended December 31, 2018 and 2017 totaled $231 thousand and $209 thousand, respectively. In February of 2018, the Company began to sublease a portion of the office space to a subsidiary of TMG for $5 thousand a month (see Note (10) Related Party Transactions for further discussion).

In 2016, the Company entered into a two-year operating lease for yard space from an unrelated party in Fort Lupton, Colorado. The lease called for monthly payments of $2,000 through May 2018. The Company subleased the yard space to a subsidiary of TMG during both 2018 and 2017 (see Note (10) Related Party Transactions for further discussion).

The Company leases certain buildings and facilities, including office space in Bellevue, Washington; Houston, Texas; and land for its LNG liquefaction plants in Lisbon, Utah; and certain equipment under non-cancellable operating leases expiring at various dates through 2022.

The following schedule presents the future minimum lease obligations for all non-cancelable operating leases at December 31, 2018 (in thousands):

Year ending December 31,
2019	$320
2020	143
2021	97
2022	34
2023 & thereafter	—

$594

Rent expense totaled approximately $872 thousand and $1.3 million for the years ended December 31, 2018 and 2017, respectively.